OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Schedule of Assumptions for Other Provisions

	Provisions for financial commitments and guarantees	Regulatory and legal provisions	Other	Total
	£m	£m	£m	£m
At 1 January 2021	459	642	814	1,915
Exchange and other adjustments	(2)	31	(12)	17
Provisions applied	—	(817)	(278)	(1,095)
(Release) charge for the year	(257)	1,300	212	1,255
At 31 December 2021	200	1,156	736	2,092